SHARE-BASED COMPENSATION (Details) ¥ in Thousands			1 Months Ended		12 Months Ended
	Jul. 01, 2017 $ / shares shares	Jul. 01, 2016 $ / shares shares	Jul. 31, 2017 item shares	Sep. 30, 2015 item	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)
CreditEase and its consolidated subsidiaries and VIEs
SHARE-BASED COMPENSATION
Recognized deemed dividend | ¥						¥ 108,604		¥ 124,210	¥ 0
Employees | General and administrative expenses
SHARE-BASED COMPENSATION
Recognized compensation expenses | ¥						¥ 81,979		¥ 17,223	¥ 0
Employee and Non-employee RSUs
Number of Restricted Shares
Outstanding at beginning of the period (in shares)						1,447,200
Granted (in shares)						3,744,782		4,034,100
Vested (in shares)						(1,831,124)		(2,512,300)
Forfeited (in shares)						(133,430)		(74,600)
Outstanding at end of the period (in shares)						3,227,428		1,447,200
Weighted-Average Grant-Date Fair Value
Unvested at beginning of the period (in dollars per share) | $ / shares					$ 7.25
Granted (in dollars per share) | $ / shares					12.50		$ 7.25
Vested (in dollars per share) | $ / shares					11.13		7.25
Forfeited (in dollars per share) | $ / shares					10.10		7.25
Unvested at end of the period (in dollars per share) | $ / shares					$ 11.02		$ 7.25
The 2015 Share Incentive Plan
SHARE-BASED COMPENSATION
Number of awards type | item				3
The 2015 Share Incentive Plan | Maximum
SHARE-BASED COMPENSATION
Ordinary shares were reserved for issuance			3,939,100
The 2015 Share Incentive Plan | Employee and Non-employee RSUs | Employees | CreditEase and its consolidated subsidiaries and VIEs
Number of Restricted Shares
Granted (in shares)		3,510,100
The 2015 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee
Number of Restricted Shares
Granted (in shares)		524,000
The 2015 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee | Group and CreditEase and its consolidated subsidiaries and VIEs
SHARE-BASED COMPENSATION
Number of authorized shares		4,034,100
Expected to vested in period		4 years
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares		$ 7.25
The 2015 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee | Tranche One | Group and CreditEase and its consolidated subsidiaries and VIEs
SHARE-BASED COMPENSATION
Approximate percentage of vested shares		59.90%
The 2017 Share Incentive Plan
SHARE-BASED COMPENSATION
Number of awards type | item			3
The 2017 Share Incentive Plan | Maximum
SHARE-BASED COMPENSATION
Ordinary shares were reserved for issuance			6,060,900
The 2017 Share Incentive Plan | Employee and Non-employee RSUs | Employees | CreditEase and its consolidated subsidiaries and VIEs
Number of Restricted Shares
Granted (in shares)	1,493,580
The 2017 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee
Number of Restricted Shares
Granted (in shares)	2,251,202
The 2017 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee | Group and CreditEase and its consolidated subsidiaries and VIEs
SHARE-BASED COMPENSATION
Number of authorized shares	3,744,782
Expected to vested in period	5 years
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares	$ 12.50
The 2017 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee | Tranche One | Group and CreditEase and its consolidated subsidiaries and VIEs
SHARE-BASED COMPENSATION
Approximate percentage of vested shares	34.11%